Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values
The identifiable net assets acquired, including adjustments to provisional fair values, were as follows:

	2021 $m	2020 $m	2019 $m
ASSETS

Non-current assets

Property, plant and equipment	609	134	358

Intangible assets	131	31	103

Total non-current assets	740	165	461

Current assets

Inventories	157	23	65

Trade and other receivables (i)	191	47	73

Cash and cash equivalents	7	-	11

Total current assets	355	70	149

LIABILITIES

Trade and other payables	(143)	(21)	(82)

Provisions for liabilities	(1)	-	(7)

Retirement benefit obligations	-	-	(1)

Lease liabilities	(88)	(12)	(71)

Interest-bearing loans and borrowings	(3)	-	(10)

Current income tax liabilities	-	(1)	10

Deferred income tax liabilities	(37)	-	-

Total liabilities	(272)	(34)	(161)

Total identifiable net assets at fair value	823	201	449

Goodwill arising on acquisition (ii)	679	157	310

Non-controlling interests*	-	-	(1)

Total consideration	1,502	358	758

Consideration satisfied by:

Cash payments	1,501	351	738

Deferred consideration (stated at net present cost)	-	4	12

Contingent consideration	1	3	8

Total consideration	1,502	358	758

Net cash outflow arising on acquisition

Cash consideration	1,501	351	738

Less: cash and cash equivalents acquired	(7)	-	(11)

Total outflow in the Consolidated Statement of Cash Flows	1,494	351	727
Notes (i) to (ii) are set out overleaf.

Summary of Number of Acquisitions Completed and Details of Goodwill and Consideration	The following table analyses the 20 acquisitions completed in 2021 (2020: 17 acquisitions; 2019: 58 acquisitions) by reportable segment and provides details of the goodwill and consideration figures arising in each of those segments:

Reportable segments	Number of acquisitions			Goodwill			Consideration
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Continuing operations				$m	$m	$m	$m	$m	$m
Americas Materials	8	7	27	239	53	35	694	163	182
Europe Materials	4	4	15	1	-	4	17	7	71
Building Products	8	6	15	434	90	253	790	182	501
Total Group from continuing operations	20	17	57	674	143	292	1,501	352	754

Discontinued operations
Europe Distribution	-	-	1	-	-	-	-	-	4
Total Group	20	17	58	674	143	292	1,501	352	758
Adjustments to provisional fair values of prior year acquisitions				5	14	18	1	6	-
Total				679	157	310	1,502	358	758

Summary of Post Acquisition Impact
The post-acquisition impact of acquisitions completed during the year on the Group’s profit for the financial year was as follows:

	2021	2020	2019
Continuing operations	$m	$m	$m
Revenue	568	103	228
Profit before tax for the financial year	51	9	2

Summary of Revenue and Profit Determined as Though Acquisitions Effected During the Year had been at the Beginning of the Year
The revenue and profit of the Group for the financial year determined in accordance with IFRS as though the acquisitions effected during the year had been at the beginning of the year would have been as follows:

	2021 acquisitions $m	CRH Group excluding 2021 acquisitions $m	Consolidated Group including acquisitions $m
Revenue	1,397	30,413	31,810
Profit before tax for the financial year	94	3,291	3,385